UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenwood Gearhart Inc.
Address:   Post Office Box 4278
   	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     	Mary Ann Greenwood
Title:    	Chairman
Phone:    	479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, May 15, 2013
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total(x$1,000):  $148,482

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     3068    83620 SH       Sole                    81245              2375
American Express               COM              025816109     3947    58508 SH       Sole                    56763              1745
Aon PLC                        COM              GB00B5BT0     3288    53470 SH       Sole                    51880              1590
Apple Inc.                     COM              037833100     2522     5698 SH       Sole                     5536               162
BNY Mellon                     COM              064058100     2743    98016 SH       Sole                    95301              2715
Boeing Company                 COM              097023105     3902    45446 SH       Sole                    44061              1385
Bunge Limited                  COM              013317810     2643    35795 SH       Sole                    34845               950
Caterpillar, Inc               COM              149123101     3337    38375 SH       Sole                    37355              1020
Chevron                        COM              166764100     4259    35847 SH       Sole                    34782              1065
Cisco Systems                  COM              17275R102     3761   179984 SH       Sole                   174334              5650
Coca-Cola                      COM              191216100     3329    82331 SH       Sole                    79956              2375
ConocoPhillips                 COM              20825c104     2138    35569 SH       Sole                    34514              1055
Corning, Inc.                  COM              219350105     3011   225909 SH       Sole                   219789              6120
Diageo Plc ADR                 COM              25243q205     3632    28861 SH       Sole                    28061               800
Diamond Offshore Dr            COM              25271c102     1942    27923 SH       Sole                    27063               860
Disney, (Walt) Co              COM              254687106     4326    76154 SH       Sole                    73989              2165
DuPont deNemours               COM              263534109     2895    58892 SH       Sole                    57167              1725
Exxon Mobil Corp               COM              30231G102     4648    51580 SH       Sole                    50060              1520
FedEx Corp                     COM              31428X106     3248    33071 SH       Sole                    32236               835
General Electric               COM              369604103     4322   186931 SH       Sole                   181209              5722
General Motors                 COM              37045v100     2501    89908 SH       Sole                    87408              2500
Goodyear Tire                  COM              382550101     1928   152955 SH       Sole                   149305              3650
Home Depot                     COM              437076102     2667    38218 SH       Sole                    36943              1275
Int'l Business Mach            COM              459200101     3209    15045 SH       Sole                    14615               430
Intel Corp                     COM              458140100     2567   117558 SH       Sole                   113558              4000
J.B. Hunt                      COM              445658107     2820    37856 SH       Sole                    37386               470
JC Penney Co., Inc.            COM              708160106     1459    96535 SH       Sole                    94065              2470
JP Morgan Chase                COM              46625H100     3331    70176 SH       Sole                    68071              2105
Johnson & Johnson              COM              478160104     5632    69073 SH       Sole                    67018              2055
Kraft Foods Group              COM              50076q106     2775    53850 SH       Sole                    52280              1570
L-3 Communications             COM              502424104     2429    30013 SH       Sole                    29163               850
Lowe's                         COM              548661107     3540    93349 SH       Sole                    90459              2890
McDonalds Corp                 COM              580135101     3294    33047 SH       Sole                    32207               840
Microsoft                      COM              594918104     3002   104944 SH       Sole                   101744              3200
Novartis AG ADR                COM              66987V109     2953    41451 SH       Sole                    40021              1430
Pfizer Inc                     COM              717081103     4266   147824 SH       Sole                   144224              3600
Philips Elec ADR               COM              500472303     5142   174021 SH       Sole                   169439              4582
Phillips 66                    COM              718546104     1848    26417 SH       Sole                    25612               805
Procter & Gamble               COM              742718109     2896    37584 SH       Sole                    36409              1175
Raytheon Company               COM              755111507     2727    46390 SH       Sole                    45060              1330
Royal Dutch Shl ADR            COM              780259206     3291    50514 SH       Sole                    49064              1450
Stryker Corp                   COM              863667101     2428    37209 SH       Sole                    36009              1200
Terex Corp.                    COM              880779103      588    17071 SH       Sole                    16661               410
Transocean Ltd                 COM              033380941     2140    41195 SH       Sole                    40040              1155
Tyson Foods Cl A               COM              902494103      670    27000 SH       Sole                    27000
United Technologies            COM              913017109     4787    51233 SH       Sole                    49673              1560
Wal-Mart Stores                COM              931142103     3963    52958 SH       Sole                    51413              1545
Zimmer Inc.                    COM              98956p102     2668    35473 SH       Sole                    34433              1040